Stockholders' Equity - Summary of Activity of Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Statement Of Stockholders Equity [Abstract]
Beginning Balance	$ 7,561	$ 10,736
Change in estimated fair value	4,312	(3,175)
Ending Balance	$ 11,873	$ 7,561